income taxes	12 Months Ended
Dec. 31, 2017
income taxes
income taxes

10income taxes

(a)Expense composition and rate reconciliation

Years ended December 31 (millions)	2017	2016
Current income tax expense
For the current reporting period	$205	$506
Adjustments recognized in the current period for income taxes of prior periods	(82)	(38)

	123	468

Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	324	(64)
Revaluation of deferred income tax liability to reflect future statutory income tax rates	28	(4)
Adjustments recognized in the current period for income taxes of prior periods	78	26

	430	(42)

	$553	$426

Our income tax expense and effective income tax rate differ from those calculated by applying the applicable statutory rates for the following reasons:

Years ended December 31 ($ in millions)	2017		2016
Income taxes calculated at applicable statutory rates	$541	26.6%	$444	26.7%
Revaluation of deferred income tax liability to reflect future income tax rates	28	1.3	(4)	(0.2)
Adjustments recognized in the current period for income taxes of prior periods	(4)	(0.2)	(12)	(0.8)
Other	(12)	(0.5)	(2)	(0.1)

Income tax expense per Consolidated statements of income and other comprehensive income	$553	27.2%	$426	25.6%

(b)Temporary differences

We must make significant estimates in respect of the composition of our deferred income tax liability. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.

Temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the Consolidated statements of income and other comprehensive income and the Consolidated statements of changes in owners’ equity are estimated as follows:

(millions)	Property, plant and equipment and intangible assets subject to amortization	Intangible assets with indefinite lives	Partnership income unallocated for income tax purposes	Net pension and share- based compensation amounts	Reserves not currently deductible	Losses available to be carried forward 1	Other	Net deferred income tax liability
As at January 1, 2016	$785	$1,380	$195	$(45)	$(160)	$(3)	$3	$2,155
Deferred income tax expense recognized in Net income	85	77	(200)	(7)	12	(3)	(6)	(42)
Other comprehensive income	—	—	—	4	—	—	(10)	(6)
Deferred income taxes charged directly to owners’ equity and other	—	—	—	—	—	—	(5)	(5)

As at December 31, 2016 2	870	1,457	(5)	(48)	(148)	(6)	(18)	2,102
Deferred income tax expense recognized in Net income	348	84	5	(11)	8	(1)	(3)	430
Other comprehensive income	—	—	—	(61)	—	—	4	(57)
Deferred income taxes charged directly to owners’ equity and other	3	20	—	—	—	—	(3)	20

As at December 31, 2017 3	$1,221	$1,561	$—	$(120)	$(140)	$(7)	$(20)	$2,495

(1)	We expect to be able to utilize our non-capital losses prior to expiry.

(2)	Deferred tax liability of $2,107, net of deferred tax asset of $5 (included in Other long-term assets).

(3)	Deferred tax liability of $2,500, net of deferred tax asset of $5 (included in Other long-term assets).

IFRS-IASB requires the separate disclosure of temporary differences arising from the carrying value of investments in subsidiaries and partnerships exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in Canadian subsidiaries and Canadian partnerships. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences, which would not be expected to be exigible to income tax, and it is probable that such differences will not reverse in the foreseeable future. We are in a position to control the timing and manner of the reversal of temporary differences in respect of our non-Canadian subsidiaries, and it is probable that such differences will not reverse in the foreseeable future.

(c)Other

We have net capital losses, and such losses may only be applied against realized taxable capital gains. We expect to include a net capital loss carry-forward of $NIL (2016 — $4 million) in our Canadian income tax returns. During the year ended December 31, 2017, we recognized the benefit of $4 million (2016 — $NIL) of net capital losses.

We conduct research and development activities, which are eligible to earn Investment Tax Credits. During the year ended December 31, 2017, we recorded Investment Tax Credits of $12 million (2016 — $5 million). Of this amount, $7 million (2016 — $1 million) was recorded as a reduction of property, plant and equipment and/or intangible assets and the balance was recorded as a reduction of Goods and services purchased.